Provisions - additional information (Detail 2) - USD ($) $ in Millions		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Balance		$ 2,646		$ 2,481		$ 2,571
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[2]	2,119	[1]	2,072	[1]	2,135
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance		179	[3]	61		72	[3]
Other
Disclosure Of Other Provisions [Line Items]
Balance		$ 348		$ 348	[4]	$ 363	[4]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.
[3]	Includes personnel-related restructuring provisions of USD 135 million as of 30 June 2021 (31 March 2021: USD 12 million; 31 December 2020: USD 18 million) and provisions for onerous contracts of USD 40 million as of 30 June 2021 (31 March 2021: USD 44 million; 31 December 2020: USD 49 million).
[4]	Mainly includes provisions related to real estate, employee benefits and operational risks.